Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.1%)
Alphabet, Inc. - Class A *	43,925	5,748
Meta Platforms, Inc. - Class A *	16,270	4,884

Total		10,632

Consumer Discretionary (10.5%)
Amazon.com, Inc. *	55,432	7,047
Lowe’s Companies, Inc.	19,275	4,006
McDonald’s Corp.	12,550	3,306
Tesla, Inc. *	7,756	1,941
The TJX Cos., Inc.	21,334	1,896

Total		18,196

Consumer Staples (2.4%)
The Coca-Cola Co.	73,465	4,112

Total		4,112

Energy (5.2%)
Baker Hughes	93,543	3,304
ConocoPhillips	18,846	2,257
Pioneer Natural Resources Co.	14,785	3,394

Total		8,955

Financials (11.4%)
American Express Co.	18,594	2,774
Ameriprise Financial, Inc.	7,264	2,395
Morgan Stanley	46,686	3,813
The Progressive Corp.	21,468	2,990
S&P Global, Inc.	6,250	2,284
U.S. Bancorp	46,574	1,540
Wells Fargo & Co.	100,237	4,095

Total		19,891

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Health Care (14.5%)
AbbVie, Inc.	38,227	5,698
Biogen, Inc. *	6,882	1,769
Bristol-Myers Squibb Co.	47,607	2,763
Danaher Corp.	9,016	2,237
Eli Lilly & Co.	1,942	1,043
Regeneron Pharmaceuticals, Inc.*	4,415	3,633
UnitedHealth Group, Inc.	11,886	5,993
Vertex Pharmaceuticals, Inc.*	5,773	2,008

Total		25,144

Industrials (10.3%)
Deere & Co.	10,549	3,981
Eaton Corp. PLC	16,322	3,481
Howmet Aerospace, Inc.	19,906	921
Norfolk Southern Corp.	12,069	2,377
Northrop Grumman Corp.	7,965	3,506
Trane Technologies PLC	9,856	2,000
Uber Technologies, Inc.*	37,249	1,713

Total		17,979

Information Technology (30.3%)
Accenture PLC - Class A	7,074	2,173
Advanced Micro Devices, Inc. *	13,745	1,413
Analog Devices, Inc.	7,705	1,349

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Apple, Inc.	54,362	9,307
ASML Holding NV	839	494
Intuit, Inc.	3,208	1,639
Mastercard, Inc. - Class A	12,655	5,010
Microsoft Corp.	51,071	16,126
NVIDIA Corp.	14,975	6,514
NXP Semiconductors NV	23,798	4,758
Oracle Corp.	29,646	3,140
Seagate Technology Holdings PLC	10,813	713

Total		52,636

Materials (3.3%)
Eastman Chemical Co.	14,168	1,087
PPG Industries, Inc.	18,965	2,462
Vulcan Materials Co.	10,598	2,141

Total		5,690

Real Estate (1.6%)
Prologis, Inc.	25,300	2,839

Total		2,839

Utilities (4.2%)
NextEra Energy, Inc.	75,570	4,330
PG&E Corp. *	186,191	3,003

Total		7,333

Total Common Stocks (Cost: $179,363)		173,407

Total Investments (99.8%) (Cost: $179,363)@		173,407

Other Assets, Less Liabilities (0.2%)		423

Net Assets (100.0%)		173,830

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $179,363 and the net unrealized depreciation of investments based on that cost was $5,956 which is comprised of $5,635 aggregate gross unrealized appreciation and $11,591 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$173,407	$—	$—

Total Assets:	$173,407	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1